Loans from Parent and Other Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Proceeds from contributions from parent			$ 428,943	$ 12,500	$ 374,473	$ 417,349
Revenue from related parties	$ 47,788	$ 62,316	102,267	124,632	237,551	185,892
Preferred stock value
Ms Hollis [Member]
Debt instrument, face amount	$ 90,100		$ 90,100
Debt discount percentage			10.00%
Debt maturity date			Sep. 06, 2022
Ms Hollis [Member] | Series C Preferred Stock [Member]
Preferred stock, shares issued	25		25
Preferred stock value	$ 15,250		$ 15,250
Ms Hollis [Member] | Fifty Percentage Finance Receivable [Member]
Finance receivable	500,000		500,000
Ms Hollis [Member] | Hundred Percentage Finance Receivable [Member]
Finance receivable	1,000,000		1,000,000
Ms Hollis [Member] | Promissory Note [Member]
Debt instrument, face amount	98,510		98,510
Former Parent [Member]
Revenue from related parties	47,788	62,316	102,267	124,632	$ 237,551	$ 185,892
Parent Company [Member]
Proceeds from contributions from parent	$ 89,518	$ 428,943	$ 89,518	$ 428,943